Note Receivables (Details Narrative) - USD ($)	Aug. 02, 2023	Jun. 30, 2025	Jun. 30, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Note receivable		$ 2,500,000	$ 2,500,000
Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Note receivable	$ 2,500,000
Loan period	36 months
Annualized interest	6.80%
Interest term	first eight months being interest-free with maturity up to 18 months